Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 1,332	$ 1,293
Work-in-process	612	576
Finished goods	5,138	4,857
Total Inventories	$ 7,082	$ 6,726